Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property and Equipment, at cost	$ 299,241	$ 205,825
Accumulated Depreciation	(149,433)	(148,064)
Property and Equipment, Net	149,808	57,761
Lab Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment, at cost	233,411	132,911
Machinery [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment, at cost	55,800	55,800
Computer Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment, at cost	7,000	14,084
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and Equipment, at cost	$ 3,030	$ 3,030